DEBT (Details) - 10% Notes - USD ($)							1 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 21, 2016	Jun. 03, 2016	May 04, 2015	May 01, 2015	Dec. 31, 2014	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 28, 2015	Jan. 31, 2014	Dec. 31, 2013
DEBT (Details) - 10% Notes [Line Items]
Debt Conversion, Converted Instrument, Amount									$ 550,000
Interest Expense									5,476,084	$ 300,669
Fair Value Assumptions, Risk Free Interest Rate	1.50%	0.92%		0.60%	0.60%	0.60%
Fair Value Assumptions, Expected Volatility Rate	153.00%	146.00%		133.00%	133.00%	129.00%
Infinity Capital [Member]
DEBT (Details) - 10% Notes [Line Items]
Debt Instrument, Interest Rate, Effective Percentage											5.00%
Interest Expense									61,000	$ 60,000
10% Convertible Note [Member]
DEBT (Details) - 10% Notes [Line Items]
Repayments of Convertible Debt								$ 359,000
Debt Conversion, Converted Instrument, Amount			$ 358,000						300,000
Debt Instrument, Interest Rate, Effective Percentage										10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			5 years							18 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 1.07							$ 1.08
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)			659,000
Fair Value Assumptions, Risk Free Interest Rate			1.20%
Fair Value Assumptions, Expected Volatility Rate			151.00%
Extinguishment of Debt, Amount			$ 358,000
Class of Warrant or Right, Expense or Revenue Recognized							$84,000
10% Convertible Note [Member] | Infinity Capital [Member]
DEBT (Details) - 10% Notes [Line Items]
Repayments of Convertible Debt								347,000
Additional Collateral, Aggregate Fair Value										$ 309,000
Interest Expense									$ 22,500	$ 14,000
12% Convertible Notes [Member]
DEBT (Details) - 10% Notes [Line Items]
Debt Conversion, Converted Instrument, Amount								$ 300,000
Debt Instrument, Interest Rate, Effective Percentage												12.00%	12.00%